Convertible Promissory Notes - Summary of Debt Discount Related to Convertible Notes (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Promissory Notes [Line Items]
Beginning balance	$ (374,406)	$ (374,406)	$ 0
Debt issue costs		(1,218,525)	(242,530)
Debt discount associated with make-whole features recognized		(2,402,228)	(137,000)
Debt discount associated with warrants recognized		(6,520,058)
Amortized to interest expense	$ 17,383	1,278,424	5,124
Reclassified to additional paid-in capital upon conversion of convertible notes payable		9,236,793
Ending balance		$ 0	$ (374,406)